LITMAN GREGORY FUNDS TRUST

Supplement dated October 1, 2014 to

Prospectus and Summary Prospectus(es) of the
Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund and Litman Gregory Masters Alternative Strategies Fund

The following changes to each Fund’s Summary Prospectus and Prospectus are effective immediately:

Each of the Litman Gregory Masters Fund’s Investor Class shares is eliminating its redemption fee.

Accordingly, all references to the redemption fee for each Fund’s Investor Class shares are removed, effective immediately.

In addition, the section entitled “Shareholder Services-Fees imposed on Certain Redemption of Shares” on page 54 of the Prospectus is hereby deleted in its entirety.

The last paragraph in the section entitled “Shareholder Services-Shareholder and Account Policies-Statements, Reports and Inquiries” on page 52 of the Prospectus is hereby deleted in its entirety and replaced with the following:

ALPS Distributors, Inc., the Funds’ principal underwriter, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The reference on the back cover of the Prospectus to Quasar Distributors, LLC, Milwaukee, WI 53202 is hereby deleted in its entirety and replaced with the following:

ALPS Distributors, Inc., Denver, Colorado 80203

Please retain this Supplement with your Fund(s)’ Summary Prospectus(es) and Statutory Prospectus.

LITMAN GREGORY FUNDS TRUST

Supplement dated October 1, 2014 to

Statement of Additional Information (“SAI”) of the
Litman Gregory Funds Trust

dated April 30, 2014, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Equity Fund, Litman Gregory Masters International Fund, Litman Gregory Masters Smaller Companies Fund and Litman Gregory Masters Alternative Strategies Fund

The section entitled “Portfolio Transaction and Brokerage- Distribution of Fund Shares” on page B-87 of the SAI is deleted in its entirety and replaced with the following:

Distribution of Fund Shares

Effective October 1, 2014, the Funds’ principal underwriter is ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, or the Distributor. The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor is compensated for performing this service by the Advisor and is not paid directly by the Funds.

Please retain this Supplement with your Fund(s)’ Statement of Additional Information.